As filed with the Securities and Exchange Commission on August 27, 2012

File Nos. 33-75138

811-8348

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. 31 / X/

and

Registration Statement Under the Investment Company Act of 1940 /X/

Amendment No. 32 / X/

LORD ASSET MANAGEMENT TRUST

(Exact Name of Registrant as Specified in Charter)

440 South LaSalle Street

Chicago, Illinois 60605-1028

(Address of Principal Executive Offices) (ZipCode)

Registrant’s Telephone Number, including area code:

(312) 663-8300

Patrick W. D. Turley Dechert LLP 1775 I Street, N.W. Washington, D.C. 20006	Thomas S. White, Jr. Thomas White International, Ltd. 440 South LaSalle Street Chicago, Illinois 60605-1028

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

[] Immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on August 31, 2012, pursuant to paragraph (b) of Rule 485

[] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[] on             , pursuant to paragraph (a)(1) of Rule 485

[] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[] on             , pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 31 to the Registration Statement for Lord Asset Management Trust (the “Registrant”) is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 30, which was filed pursuant to Rule 485(a)(1) on June 29, 2012 (Accession No. 0001193125-12-290136). Accordingly, the contents of Post-Effective Amendment No. 30, consisting of Part A (the Prospectus), Part B (the Statement of Additional Information) and Part C (Other Information), are incorporated by reference in their entirety into this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 31 is intended to become effective on August 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 31 to its Registration Statement meets the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and the Registrant has duly caused this Post-Effective Amendment No. 31 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington in the District of Columbia on this 27th day of August, 2012.

LORD ASSET MANAGEMENT TRUST

By:	/s/ Stathy M. White*
Stathy M. White
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 31 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

/s/ Thomas S. White, Jr.* Thomas S. White, Jr.	Chairman of the Board and Trustee	August 27, 2012

/s/ Stathy M. White* Stathy M. White	President (Principal Executive Officer)	August 27, 2012

/s/ David M. Sullivan II* David M. Sullivan II	Vice President and Treasurer (Principal Financial and Accounting Officer)	August 27, 2012

/s/ James N. Bay, Jr.* James N. Bay, Jr.	Trustee	August 27, 2012

/s/ Elizabeth Montgomery* Elizabeth Montgomery	Trustee	August 27, 2012

/s/ Robert W. Thomas* Robert W. Thomas	Trustee	August 27, 2012

/s/ John N. Venson* John N. Venson	Trustee	August 27, 2012

* By:	/s/ Patrick W. D. Turley
Patrick W. D. Turley,
as attorney-in-fact

*

Powers of Attorney for Messrs. Bay, Sullivan, Thomas, Venson and White and Ms. Montgomery are filed as exhibits with Post-Effective Amendment No. 19 to Registrant’s Registration Statement on March 1, 2007 and the Power of Attorney for Ms. White is filed as an exhibit with Post-Effective Amendment No. 26 to Registrant’s Registration Statement on February 28, 2011.